October 31, 2024
2024 Quarterly Report (Unaudited)

BlackRock FundsSM
• iShares Russell Mid-Cap Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2024
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.8%
Axon Enterprise, Inc.(a)	12,229	$ 5,178,981
BWX Technologies, Inc.	15,526	1,890,290
Curtiss-Wright Corp.	6,496	2,240,860
HEICO Corp.	7,506	1,838,595
HEICO Corp., Class A	13,832	2,655,882
Hexcel Corp.	13,843	812,446
Howmet Aerospace, Inc.	69,018	6,882,475
Huntington Ingalls Industries, Inc.	6,725	1,243,856
L3Harris Technologies, Inc.	32,257	7,982,640
Loar Holdings, Inc.(a)(b)	1,461	125,909
Spirit AeroSystems Holdings, Inc., Class A(a)	20,167	652,806
Textron, Inc.	31,795	2,556,954
Woodward, Inc.	10,133	1,662,724
		35,724,418
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	19,534	2,012,783
Expeditors International of Washington, Inc.	24,042	2,860,998
GXO Logistics, Inc.(a)	20,316	1,215,100
		6,088,881
Automobile Components — 0.3%
Aptiv PLC(a)	46,378	2,635,662
BorgWarner, Inc.	38,568	1,297,042
Gentex Corp.	39,762	1,205,186
Lear Corp.	9,725	931,266
QuantumScape Corp., Class A(a)(b)	61,208	315,221
		6,384,377
Automobiles — 0.2%
Harley-Davidson, Inc.	20,607	658,394
Lucid Group, Inc.(a)(b)	153,864	340,039
Rivian Automotive, Inc., Class A(a)(b)	140,138	1,415,394
Thor Industries, Inc.	8,787	914,551
		3,328,378
Banks — 2.9%
Bank OZK	18,388	804,475
BOK Financial Corp.	3,964	421,096
Citizens Financial Group, Inc.	76,829	3,236,037
Columbia Banking System, Inc.	36,157	1,030,836
Comerica, Inc.	23,004	1,465,585
Commerce Bancshares, Inc.	20,288	1,268,000
Cullen/Frost Bankers, Inc.	9,994	1,272,736
East West Bancorp, Inc.	23,494	2,290,430
Fifth Third Bancorp	116,308	5,080,333
First Citizens BancShares, Inc., Class A	2,041	3,954,131
First Hawaiian, Inc.	22,038	545,220
First Horizon Corp.	92,955	1,610,910
FNB Corp.	60,569	878,251
Huntington Bancshares, Inc.	245,900	3,833,581
KeyCorp.	157,617	2,718,893
M&T Bank Corp.	28,192	5,488,419
NU Holdings Ltd./Cayman Islands, Class A(a)	540,718	8,159,435
Pinnacle Financial Partners, Inc.	12,902	1,360,516
Popular, Inc.	12,146	1,083,788
Prosperity Bancshares, Inc.	15,255	1,116,666
Regions Financial Corp.	156,476	3,735,082
Synovus Financial Corp.	24,442	1,218,923
TFS Financial Corp.	9,007	115,740
Webster Financial Corp.	29,065	1,505,567
Security	Shares	Value
Banks (continued)
Western Alliance Bancorp	18,283	$ 1,521,328
Wintrust Financial Corp.	10,970	1,271,313
Zions Bancorp NA	24,598	1,280,572
		58,267,863
Beverages — 0.3%
Boston Beer Co., Inc., Class A(a)	1,510	439,516
Brown-Forman Corp., Class A	8,588	374,265
Brown-Forman Corp., Class B	29,812	1,312,622
Celsius Holdings, Inc.(a)	30,471	916,568
Coca-Cola Consolidated, Inc.	1,004	1,128,757
Molson Coors Beverage Co., Class B	29,808	1,623,642
		5,795,370
Biotechnology(a) — 1.6%
Alnylam Pharmaceuticals, Inc.(b)	21,510	5,734,351
Apellis Pharmaceuticals, Inc.	18,109	493,651
Biogen, Inc.	24,812	4,317,288
BioMarin Pharmaceutical, Inc.	32,158	2,118,891
Exact Sciences Corp.	31,067	2,141,448
Exelixis, Inc.	48,746	1,618,367
GRAIL, Inc.(b)	4,573	62,056
Incyte Corp.	27,054	2,005,242
Ionis Pharmaceuticals, Inc.	24,927	956,948
Natera, Inc.	19,274	2,331,383
Neurocrine Biosciences, Inc.	16,984	2,042,666
Roivant Sciences Ltd.	72,368	835,850
Sarepta Therapeutics, Inc.	15,423	1,943,298
Ultragenyx Pharmaceutical, Inc.	15,051	767,450
United Therapeutics Corp.	7,437	2,781,215
Viking Therapeutics, Inc.(b)	17,909	1,299,119
		31,449,223
Broadline Retail — 0.7%
Coupang, Inc., Class A(a)	196,458	5,066,652
Dillard’s, Inc., Class A(b)	539	200,249
eBay, Inc.	86,206	4,957,707
Etsy, Inc.(a)	19,806	1,018,821
Kohl’s Corp.	19,264	355,999
Macy’s, Inc.	46,545	714,000
Nordstrom, Inc.	17,246	389,932
Ollie’s Bargain Outlet Holdings, Inc.(a)	10,474	961,827
		13,665,187
Building Products — 1.5%
A O Smith Corp.	20,467	1,537,072
AAON, Inc.	11,762	1,343,456
Advanced Drainage Systems, Inc.	11,316	1,696,042
Allegion PLC	14,894	2,079,649
Armstrong World Industries, Inc.	7,461	1,041,183
AZEK Co., Inc., Class A(a)(b)	24,447	1,075,668
Builders FirstSource, Inc.(a)	20,438	3,503,073
Carlisle Cos., Inc.	7,831	3,306,483
Fortune Brands Innovations, Inc.	21,238	1,769,763
Hayward Holdings, Inc.(a)	24,686	401,394
Lennox International, Inc.	5,459	3,289,430
Masco Corp.	37,478	2,994,867
Owens Corning	14,692	2,597,399
Simpson Manufacturing Co., Inc.	7,217	1,297,544
Trex Co., Inc.(a)	18,437	1,306,261
		29,239,284
Capital Markets — 5.0%
Affiliated Managers Group, Inc.	5,336	1,034,650

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Ameriprise Financial, Inc.	17,067	$ 8,709,290
Ares Management Corp., Class A	31,138	5,221,220
Bank of New York Mellon Corp.	125,755	9,476,897
Blue Owl Capital, Inc., Class A	85,441	1,910,461
Carlyle Group, Inc.	37,285	1,865,368
Cboe Global Markets, Inc.	17,966	3,836,999
Coinbase Global, Inc., Class A(a)	33,619	6,026,206
Evercore, Inc., Class A	6,109	1,613,814
FactSet Research Systems, Inc.	6,477	2,940,947
Franklin Resources, Inc.	48,930	1,016,276
Houlihan Lokey, Inc., Class A	8,759	1,513,292
Interactive Brokers Group, Inc., Class A	17,689	2,698,988
Invesco Ltd.	62,013	1,075,305
Janus Henderson Group PLC	22,009	909,192
Jefferies Financial Group, Inc.	29,694	1,899,822
Lazard, Inc.	18,639	987,681
LPL Financial Holdings, Inc.	12,679	3,577,760
MarketAxess Holdings, Inc.	6,290	1,820,452
Morningstar, Inc.	4,545	1,490,987
MSCI, Inc., Class A	13,051	7,454,731
Nasdaq, Inc.	70,158	5,186,079
Northern Trust Corp.	33,914	3,409,035
Raymond James Financial, Inc.	32,204	4,773,277
Robinhood Markets, Inc., Class A(a)	113,106	2,656,860
SEI Investments Co.	17,200	1,285,872
State Street Corp.	51,337	4,764,074
Stifel Financial Corp.	16,905	1,751,696
T Rowe Price Group, Inc.	37,360	4,104,370
TPG, Inc., Class A	14,537	983,864
Tradeweb Markets, Inc., Class A	19,768	2,510,536
Virtu Financial, Inc., Class A	14,276	441,985
XP, Inc., Class A	69,480	1,213,121
		100,161,107
Chemicals — 2.7%
Albemarle Corp.	19,978	1,892,516
Ashland, Inc.	8,499	718,760
Axalta Coating Systems Ltd.(a)	37,506	1,422,228
Celanese Corp., Class A	18,559	2,337,877
CF Industries Holdings, Inc.	31,011	2,550,035
Chemours Co.	25,534	463,697
Corteva, Inc.	119,149	7,258,557
Dow, Inc.	119,499	5,900,861
DuPont de Nemours, Inc.	71,233	5,911,627
Eastman Chemical Co.	19,916	2,092,973
Element Solutions, Inc.	38,110	1,032,781
FMC Corp.	21,204	1,378,048
Huntsman Corp.	28,551	628,122
International Flavors & Fragrances, Inc.	43,552	4,330,375
LyondellBasell Industries NV, Class A	44,131	3,832,777
Mosaic Co.	54,482	1,457,938
NewMarket Corp.	1,153	605,290
Olin Corp.	19,951	818,590
PPG Industries, Inc.	39,805	4,956,121
RPM International, Inc.	21,647	2,751,550
Scotts Miracle-Gro Co.	7,339	638,346
Westlake Corp.	5,710	753,377
		53,732,446
Commercial Services & Supplies — 0.8%
Clean Harbors, Inc.(a)	8,662	2,003,174
MSA Safety, Inc.	6,358	1,055,110
RB Global, Inc.	31,183	2,642,447
Security	Shares	Value
Commercial Services & Supplies (continued)
Rollins, Inc.	47,589	$ 2,243,345
Stericycle, Inc.(a)	15,697	964,895
Tetra Tech, Inc.	45,379	2,218,126
Veralto Corp.	42,064	4,298,520
Vestis Corp.	23,086	312,123
		15,737,740
Communications Equipment — 0.3%
Ciena Corp.(a)	24,511	1,556,694
F5, Inc.(a)	9,947	2,326,404
Juniper Networks, Inc.	54,744	2,129,542
Lumentum Holdings, Inc.(a)	11,576	739,359
Ubiquiti, Inc.	660	175,355
		6,927,354
Construction & Engineering — 1.1%
AECOM	23,114	2,468,575
API Group Corp.(a)	38,729	1,322,208
Comfort Systems USA, Inc.	5,985	2,340,375
EMCOR Group, Inc.	7,918	3,531,982
MasTec, Inc.(a)	10,670	1,311,236
MDU Resources Group, Inc.	34,586	997,806
Quanta Services, Inc.(b)	24,740	7,462,326
Valmont Industries, Inc.	3,422	1,066,569
WillScot Holdings Corp.(a)(b)	31,804	1,053,985
		21,555,062
Construction Materials — 0.7%
Eagle Materials, Inc.	5,659	1,615,418
Martin Marietta Materials, Inc.	10,441	6,184,622
Vulcan Materials Co.	22,539	6,174,108
		13,974,148
Consumer Finance — 0.8%
Ally Financial, Inc.	46,741	1,638,272
Credit Acceptance Corp.(a)	1,064	452,200
Discover Financial Services	42,592	6,321,931
OneMain Holdings, Inc.	19,528	969,956
SLM Corp.	37,747	831,566
SoFi Technologies, Inc.(a)	175,466	1,959,955
Synchrony Financial	67,151	3,702,706
		15,876,586
Consumer Staples Distribution & Retail — 1.5%
Albertsons Cos., Inc., Class A	71,165	1,288,086
BJ’s Wholesale Club Holdings, Inc.(a)	22,463	1,903,290
Casey’s General Stores, Inc.	6,303	2,483,508
Dollar General Corp.	37,419	2,995,017
Dollar Tree, Inc.(a)	34,406	2,224,004
Grocery Outlet Holding Corp.(a)	16,905	241,742
Kroger Co.	113,009	6,302,512
Maplebear, Inc.(a)	29,304	1,292,306
Performance Food Group Co.(a)	26,023	2,114,369
Sysco Corp.	84,843	6,358,983
U.S. Foods Holding Corp.(a)	39,009	2,404,905
Walgreens Boots Alliance, Inc.	121,931	1,153,467
		30,762,189
Containers & Packaging — 1.4%
Amcor PLC	244,951	2,726,305
AptarGroup, Inc.	11,241	1,887,476
Avery Dennison Corp.	13,645	2,824,924
Ball Corp.	52,228	3,094,509
Berry Global Group, Inc.	19,724	1,389,556
Crown Holdings, Inc.	19,911	1,862,674
Graphic Packaging Holding Co.	50,523	1,427,780
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Containers & Packaging (continued)
International Paper Co.	58,999	$ 3,276,804
Packaging Corp. of America	15,098	3,456,536
Sealed Air Corp.	24,130	873,023
Silgan Holdings, Inc.	14,457	748,005
Smurfit WestRock PLC	87,951	4,529,477
Sonoco Products Co.	16,676	875,824
		28,972,893
Distributors — 0.3%
Genuine Parts Co.	23,686	2,716,784
LKQ Corp.	45,317	1,667,212
Pool Corp.	6,348	2,295,691
		6,679,687
Diversified Consumer Services — 0.4%
ADT, Inc.	49,598	357,106
Bright Horizons Family Solutions, Inc.(a)	9,814	1,309,874
Duolingo, Inc., Class A(a)	6,247	1,830,184
Grand Canyon Education, Inc.(a)	5,028	689,389
H&R Block, Inc.	23,632	1,411,539
Service Corp. International	24,291	1,983,360
		7,581,452
Diversified REITs — 0.1%
WP Carey, Inc.	36,901	2,056,124
Diversified Telecommunication Services — 0.2%
ESC GCI Liberty, Inc. (c)	15,053	—
Frontier Communications Parent, Inc.(a)	41,806	1,493,728
Iridium Communications, Inc.	19,872	582,846
Liberty Global Ltd., Class A(a)	28,602	566,606
Liberty Global Ltd., Class C(a)	29,491	608,104
		3,251,284
Electric Utilities — 2.8%
Alliant Energy Corp.	43,638	2,618,280
Avangrid, Inc.	12,502	446,446
Edison International	64,795	5,339,108
Entergy Corp.	36,309	5,619,907
Evergy, Inc.	37,925	2,292,187
Eversource Energy	59,819	3,939,081
Exelon Corp.	170,432	6,697,978
FirstEnergy Corp.	98,060	4,101,850
IDACORP, Inc.	8,610	890,963
NRG Energy, Inc.	35,321	3,193,018
OGE Energy Corp.	34,040	1,361,260
PG&E Corp.	363,136	7,342,610
Pinnacle West Capital Corp.	19,334	1,697,718
PPL Corp.	125,787	4,095,625
Xcel Energy, Inc.	94,737	6,329,379
		55,965,410
Electrical Equipment — 1.5%
Acuity Brands, Inc.(b)	5,243	1,576,518
AMETEK, Inc.	39,323	7,209,479
Generac Holdings, Inc.(a)	10,026	1,659,804
Hubbell, Inc.	9,119	3,894,086
nVent Electric PLC	28,131	2,097,729
Regal Rexnord Corp.	11,304	1,882,568
Rockwell Automation, Inc.	19,521	5,206,446
Sensata Technologies Holding PLC	25,810	886,315
Vertiv Holdings Co., Class A	60,978	6,664,286
		31,077,231
Electronic Equipment, Instruments & Components — 1.8%
Arrow Electronics, Inc.(a)	9,161	1,087,136
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Avnet, Inc.	15,288	$ 828,762
CDW Corp.	22,795	4,290,703
Cognex Corp.	29,271	1,177,572
Coherent Corp.(a)	22,512	2,081,009
Corning, Inc.	130,552	6,212,970
Crane NXT Co.	8,473	459,830
IPG Photonics Corp.(a)	4,813	389,660
Jabil, Inc.	18,798	2,313,846
Keysight Technologies, Inc.(a)	29,679	4,422,468
Littelfuse, Inc.	4,198	1,026,957
TD SYNNEX Corp.	12,834	1,480,402
Teledyne Technologies, Inc.(a)	7,876	3,586,100
Trimble, Inc.(a)	41,475	2,509,238
Vontier Corp.(b)	26,590	985,957
Zebra Technologies Corp., Class A(a)	8,710	3,326,959
		36,179,569
Energy Equipment & Services — 0.7%
Baker Hughes Co., Class A	170,014	6,474,133
Halliburton Co.	150,157	4,165,355
NOV, Inc.	67,053	1,039,992
TechnipFMC PLC	73,038	1,949,385
Weatherford International PLC	12,485	986,315
		14,615,180
Entertainment — 1.5%
Electronic Arts, Inc.	45,550	6,871,218
Liberty Media Corp.-Liberty Formula One, Class C(a)	35,080	2,800,787
Liberty Media Corp.-Liberty Formula One, Class A(a)	3,935	292,134
Liberty Media Corp.-Liberty Live, Class A(a)	3,207	181,965
Liberty Media Corp.-Liberty Live, Class C(a)(b)	7,618	444,587
Live Nation Entertainment, Inc.(a)	26,894	3,150,363
Madison Square Garden Sports Corp., Class A(a)	3,213	715,535
Playtika Holding Corp.	10,206	79,913
ROBLOX Corp., Class A(a)	87,025	4,500,933
Roku, Inc., Class A(a)	21,520	1,379,002
Take-Two Interactive Software, Inc.(a)(b)	29,336	4,744,218
TKO Group Holdings, Inc., Class A(a)	13,436	1,568,922
Warner Bros Discovery, Inc., Class A(a)(b)	413,425	3,361,145
		30,090,722
Financial Services — 1.9%
Affirm Holdings, Inc., Class A(a)(b)	38,788	1,700,854
Block, Inc., Class A(a)	94,618	6,842,774
Corpay, Inc.(a)	11,619	3,831,017
Equitable Holdings, Inc.	56,961	2,582,612
Euronet Worldwide, Inc.(a)(b)	7,470	735,571
Fidelity National Information Services, Inc.	95,745	8,591,199
Global Payments, Inc.	43,354	4,496,243
Jack Henry & Associates, Inc.	12,351	2,247,017
MGIC Investment Corp.	43,761	1,095,775
Rocket Cos., Inc., Class A(a)(b)	23,570	379,477
Shift4 Payments, Inc., Class A(a)(b)	10,397	940,305
Toast, Inc., Class A(a)	75,540	2,268,466
UWM Holdings Corp., Class A	16,771	108,005
Voya Financial, Inc.	17,256	1,385,657
Western Union Co.	44,858	482,672
WEX, Inc.(a)	7,108	1,226,841
		38,914,485
Food Products — 2.1%
Archer-Daniels-Midland Co.	81,136	4,479,519
Bunge Global SA	23,986	2,015,304
Campbell Soup Co.	32,698	1,525,362
Conagra Brands, Inc.	81,157	2,348,684

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products (continued)
Darling Ingredients, Inc.(a)	27,230	$ 1,064,965
Flowers Foods, Inc.	31,902	709,181
Freshpet, Inc.(a)	7,926	1,050,512
General Mills, Inc.	95,013	6,462,784
Hershey Co.	24,781	4,400,610
Hormel Foods Corp.	49,378	1,508,498
Ingredion, Inc.	11,158	1,481,336
J.M. Smucker Co.	17,575	1,994,938
Kellanova	44,652	3,601,184
Lamb Weston Holdings, Inc.	24,503	1,903,638
McCormick & Co., Inc.	42,903	3,356,731
Pilgrim’s Pride Corp.(a)	7,217	349,591
Post Holdings, Inc.(a)	8,531	931,671
Seaboard Corp.	45	124,470
Tyson Foods, Inc., Class A	47,905	2,806,754
		42,115,732
Gas Utilities — 0.3%
Atmos Energy Corp.	25,620	3,555,543
National Fuel Gas Co.	15,662	948,021
UGI Corp.	36,304	868,029
		5,371,593
Ground Transportation — 1.0%
Avis Budget Group, Inc.	2,942	244,186
JB Hunt Transport Services, Inc.	13,948	2,519,288
Knight-Swift Transportation Holdings, Inc.	26,647	1,387,776
Landstar System, Inc.	6,131	1,077,646
Lyft, Inc., Class A(a)	61,476	797,344
Old Dominion Freight Line, Inc.	33,458	6,735,764
Ryder System, Inc.	7,336	1,073,110
Saia, Inc.(a)	4,510	2,203,631
Schneider National, Inc., Class B	7,892	223,186
U-Haul Holding Co.(a)(b)	1,346	98,702
U-Haul Holding Co., Series N	17,077	1,165,676
XPO, Inc.(a)	19,468	2,541,158
		20,067,467
Health Care Equipment & Supplies — 2.8%
Align Technology, Inc.(a)	12,763	2,616,798
Baxter International, Inc.	86,730	3,096,261
Cooper Cos., Inc.(a)	33,241	3,479,668
DENTSPLY SIRONA, Inc.	34,377	796,515
Dexcom, Inc.(a)(b)	67,380	4,748,942
Enovis Corp.(a)(b)	9,265	382,367
Envista Holdings Corp.(a)(b)	29,692	622,641
GE HealthCare Technologies, Inc.(a)	75,104	6,560,334
Globus Medical, Inc., Class A(a)	19,066	1,402,114
Hologic, Inc.(a)	38,906	3,146,328
IDEXX Laboratories, Inc.(a)	14,041	5,713,564
Inspire Medical Systems, Inc.(a)	5,068	988,463
Insulet Corp.(a)	11,895	2,754,049
Masimo Corp.(a)	7,401	1,065,818
Penumbra, Inc.(a)	6,279	1,437,075
QuidelOrtho Corp.(a)	9,389	357,251
ResMed, Inc.	24,765	6,004,770
Solventum Corp.(a)	23,607	1,713,396
STERIS PLC	16,786	3,723,974
Teleflex, Inc.	8,020	1,612,501
Zimmer Biomet Holdings, Inc.	34,823	3,723,275
		55,946,104
Health Care Providers & Services — 2.2%
Acadia Healthcare Co., Inc.(a)	15,492	661,353
Amedisys, Inc.(a)	5,445	515,097
Security	Shares	Value
Health Care Providers & Services (continued)
Cardinal Health, Inc.	41,485	$ 4,501,952
Cencora, Inc.	28,261	6,445,769
Centene Corp.(a)	89,475	5,570,714
Chemed Corp.	2,528	1,365,727
DaVita, Inc.(a)	8,587	1,200,548
Encompass Health Corp.	16,853	1,676,199
Henry Schein, Inc.(a)	21,755	1,527,854
Humana, Inc.	20,535	5,294,539
Labcorp Holdings, Inc.	14,316	3,267,913
Molina Healthcare, Inc.(a)	9,891	3,177,187
Premier, Inc., Class A	17,717	356,998
Quest Diagnostics, Inc.	18,905	2,927,061
R1 RCM, Inc.(a)	27,772	396,029
Tenet Healthcare Corp.(a)	16,179	2,508,069
Universal Health Services, Inc., Class B	9,856	2,013,679
		43,406,688
Health Care REITs — 0.7%
Alexandria Real Estate Equities, Inc.	29,501	3,290,836
Healthcare Realty Trust, Inc.	64,742	1,112,268
Healthpeak Properties, Inc.	118,857	2,668,340
Medical Properties Trust, Inc.(b)	103,371	478,608
Omega Healthcare Investors, Inc.	42,016	1,784,419
Ventas, Inc.	68,685	4,498,181
		13,832,652
Health Care Technology(a) — 0.3%
Certara, Inc.(b)	21,635	220,677
Doximity, Inc., Class A	20,698	863,935
Veeva Systems, Inc., Class A	25,122	5,246,227
		6,330,839
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	118,695	2,046,302
Park Hotels & Resorts, Inc.	36,285	503,998
		2,550,300
Hotels, Restaurants & Leisure — 3.4%
Aramark	44,592	1,686,915
Boyd Gaming Corp.(b)	11,692	810,139
Caesars Entertainment, Inc.(a)(b)	36,627	1,466,911
Carnival Corp.(a)	169,964	3,739,208
Cava Group, Inc.(a)	12,848	1,715,979
Choice Hotels International, Inc.(b)	4,747	662,254
Churchill Downs, Inc.	11,865	1,662,286
Darden Restaurants, Inc.	20,274	3,244,245
Domino’s Pizza, Inc.	5,922	2,450,109
DraftKings, Inc., Class A(a)	75,688	2,673,300
Dutch Bros, Inc., Class A(a)(b)	18,588	615,635
Expedia Group, Inc.(a)	21,536	3,366,292
Hilton Worldwide Holdings, Inc.	41,850	9,828,472
Hyatt Hotels Corp., Class A	7,444	1,082,730
Las Vegas Sands Corp.	60,208	3,121,785
Light & Wonder, Inc., Class A(a)	15,368	1,441,211
Marriott Vacations Worldwide Corp.	6,067	467,341
MGM Resorts International(a)	39,754	1,465,730
Norwegian Cruise Line Holdings Ltd.(a)	72,896	1,847,185
Penn Entertainment, Inc.(a)	25,830	510,143
Planet Fitness, Inc., Class A(a)	14,821	1,163,745
Royal Caribbean Cruises Ltd.	40,381	8,332,619
Texas Roadhouse, Inc.	11,355	2,170,168
Travel & Leisure Co.	11,861	567,074
Vail Resorts, Inc.	6,466	1,071,352
Wendy’s Co.	29,374	561,337
Wingstop, Inc.	4,996	1,437,299
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts, Inc.	13,358	$ 1,179,779
Wynn Resorts Ltd.	17,398	1,670,556
Yum! Brands, Inc.	47,844	6,275,219
		68,287,018
Household Durables — 2.0%
D.R. Horton, Inc.	50,512	8,536,528
Garmin Ltd.	26,375	5,231,481
Leggett & Platt, Inc.	22,351	268,212
Lennar Corp., Class A	40,505	6,898,002
Lennar Corp., Class B	1,870	299,798
Mohawk Industries, Inc.(a)	8,910	1,196,346
Newell Brands, Inc.	71,588	629,974
NVR, Inc.(a)	489	4,475,724
PulteGroup, Inc.	35,111	4,547,928
SharkNinja, Inc.	11,444	1,055,251
Tempur Sealy International, Inc.	28,571	1,368,837
Toll Brothers, Inc.	17,388	2,546,299
TopBuild Corp.(a)	5,408	1,911,079
Whirlpool Corp.	9,010	932,625
		39,898,084
Household Products — 0.4%
Church & Dwight Co., Inc.	41,554	4,151,660
Clorox Co.	21,143	3,352,223
Reynolds Consumer Products, Inc.	9,241	249,045
Spectrum Brands Holdings, Inc.	4,616	413,686
		8,166,614
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp.	120,769	1,991,481
Brookfield Renewable Corp., Class A	23,194	709,272
Clearway Energy, Inc., Class A	5,751	153,207
Clearway Energy, Inc., Class C	13,950	395,901
Vistra Corp.	58,678	7,332,403
		10,582,264
Industrial REITs — 0.4%
Americold Realty Trust, Inc.	48,388	1,242,604
EastGroup Properties, Inc.	8,135	1,393,363
First Industrial Realty Trust, Inc.	22,488	1,180,395
Lineage, Inc.(b)	10,482	776,087
Rexford Industrial Realty, Inc.	36,721	1,574,964
STAG Industrial, Inc.	30,814	1,148,746
		7,316,159
Insurance — 5.1%
Aflac, Inc.	94,950	9,949,810
Allstate Corp.	44,744	8,345,651
American Financial Group, Inc.	12,222	1,575,782
Arch Capital Group Ltd.(a)	61,444	6,055,921
Arthur J Gallagher & Co.	36,765	10,338,318
Assurant, Inc.	8,858	1,698,079
Assured Guaranty Ltd.	8,842	737,953
Axis Capital Holdings Ltd.	13,221	1,034,675
Brighthouse Financial, Inc.(a)	10,788	510,272
Brown & Brown, Inc.	40,676	4,256,337
Cincinnati Financial Corp.	26,074	3,672,001
CNA Financial Corp.	3,835	183,735
Everest Group Ltd.	7,328	2,605,910
Fidelity National Financial, Inc., Class A	43,986	2,646,638
First American Financial Corp.	16,991	1,089,973
Globe Life, Inc.	15,106	1,595,194
Hanover Insurance Group, Inc.	6,174	915,789
Hartford Financial Services Group, Inc.	49,784	5,498,145
Security	Shares	Value
Insurance (continued)
Kemper Corp.	10,480	$ 652,590
Kinsale Capital Group, Inc.	3,750	1,605,412
Lincoln National Corp.	27,746	964,174
Loews Corp.	30,466	2,405,595
Markel Group, Inc.(a)	2,187	3,372,376
Old Republic International Corp.	42,899	1,498,462
Primerica, Inc.	5,884	1,628,750
Principal Financial Group, Inc.	39,091	3,221,098
Prudential Financial, Inc.	61,226	7,498,960
Reinsurance Group of America, Inc.	11,186	2,361,141
RenaissanceRe Holdings Ltd.	8,829	2,316,730
RLI Corp.	7,167	1,117,837
Ryan Specialty Holdings, Inc., Class A	17,703	1,166,097
Unum Group	28,826	1,850,053
W.R. Berkley Corp.	49,994	2,858,157
White Mountains Insurance Group Ltd.(b)	432	776,364
Willis Towers Watson PLC	17,410	5,261,128
		103,265,107
Interactive Media & Services(a) — 0.3%
IAC, Inc.	12,877	617,452
Match Group, Inc.	43,729	1,575,556
Pinterest, Inc., Class A	100,851	3,206,053
TripAdvisor, Inc.	18,985	304,519
Trump Media & Technology Group Corp., Class A(b)	10,325	364,886
ZoomInfo Technologies, Inc., Class A	53,141	587,208
		6,655,674
IT Services — 2.0%
Akamai Technologies, Inc.(a)	25,640	2,591,691
Amdocs Ltd.	19,505	1,711,466
Cloudflare, Inc., Class A(a)	51,075	4,479,788
Cognizant Technology Solutions Corp., Class A	84,780	6,323,740
DXC Technology Co.(a)	31,076	617,170
EPAM Systems, Inc.(a)	9,461	1,784,818
Gartner, Inc.(a)	12,838	6,451,095
Globant SA(a)(b)	7,162	1,503,232
GoDaddy, Inc., Class A(a)	24,079	4,016,377
Kyndryl Holdings, Inc.(a)	38,715	886,186
MongoDB, Inc., Class A(a)	12,010	3,247,504
Okta, Inc., Class A(a)	26,320	1,892,145
Twilio, Inc., Class A(a)	29,044	2,342,399
VeriSign, Inc.(a)	14,384	2,543,667
		40,391,278
Leisure Products — 0.2%
Brunswick Corp.	11,496	916,691
Hasbro, Inc.	23,683	1,554,315
Mattel, Inc.(a)(b)	58,341	1,188,990
Polaris, Inc.	8,762	612,552
YETI Holdings, Inc.(a)	14,554	512,446
		4,784,994
Life Sciences Tools & Services — 2.2%
10X Genomics, Inc., Class A(a)	18,238	292,355
Agilent Technologies, Inc.	49,891	6,501,296
Avantor, Inc.(a)	115,511	2,583,981
Azenta, Inc.(a)(b)	9,577	393,519
Bio-Rad Laboratories, Inc., Class A(a)	3,318	1,188,474
Bio-Techne Corp.	26,452	1,950,835
Bruker Corp.	17,855	1,010,772
Charles River Laboratories International, Inc.(a)	8,698	1,553,289
Fortrea Holdings, Inc.(a)	14,851	249,794
Illumina, Inc.(a)	27,131	3,910,662
IQVIA Holdings, Inc.(a)	30,700	6,318,674

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services (continued)
Medpace Holdings, Inc.(a)	4,327	$ 1,359,630
Mettler-Toledo International, Inc.(a)	3,594	4,642,550
QIAGEN NV	37,619	1,583,760
Repligen Corp.(a)	9,487	1,273,819
Revvity, Inc.	20,953	2,484,816
Sotera Health Co.(a)	22,467	352,058
Waters Corp.(a)	10,038	3,243,378
West Pharmaceutical Services, Inc.	12,364	3,807,247
		44,700,909
Machinery — 3.8%
AGCO Corp.	10,598	1,058,104
Allison Transmission Holdings, Inc.	14,883	1,590,397
CNH Industrial NV	148,667	1,669,530
Crane Co.	8,328	1,309,828
Cummins, Inc.	23,206	7,634,310
Donaldson Co., Inc.	20,447	1,495,903
Dover Corp.	23,355	4,421,802
Esab Corp.	9,629	1,184,752
Flowserve Corp.	22,361	1,177,083
Fortive Corp.	59,933	4,281,014
Gates Industrial Corp. PLC(a)(b)	35,228	681,662
Graco, Inc.	28,485	2,320,103
IDEX Corp.	12,901	2,769,071
Ingersoll Rand, Inc.	68,532	6,579,072
ITT, Inc.	14,030	1,965,884
Lincoln Electric Holdings, Inc.	9,398	1,809,679
Middleby Corp.(a)	9,067	1,175,990
Nordson Corp.	9,663	2,395,361
Oshkosh Corp.	11,097	1,134,557
Otis Worldwide Corp.	68,814	6,757,535
Pentair PLC	28,117	2,786,957
RBC Bearings, Inc.(a)(b)	4,840	1,356,894
Snap-on, Inc.	8,811	2,908,775
Stanley Black & Decker, Inc.	26,173	2,432,519
Timken Co.	11,213	930,679
Toro Co.	17,782	1,431,095
Westinghouse Air Brake Technologies Corp.	29,794	5,600,676
Xylem, Inc./New York	41,010	4,994,198
		75,853,430
Marine Transportation — 0.1%
Kirby Corp.(a)	9,868	1,132,452
Media — 1.5%
Charter Communications, Inc., Class A(a)	15,982	5,235,863
Fox Corp., Class A	39,072	1,641,024
Fox Corp., Class B	22,517	877,262
Interpublic Group of Cos., Inc.	64,159	1,886,275
Liberty Broadband Corp., Class A(a)	2,963	237,721
Liberty Broadband Corp., Class C(a)	18,792	1,518,769
New York Times Co., Class A	27,377	1,528,732
News Corp., Class A	64,807	1,765,991
News Corp., Class B	19,860	576,734
Nexstar Media Group, Inc., Class A	5,305	933,256
Omnicom Group, Inc.	32,969	3,329,869
Paramount Global, Class A	1,521	33,295
Paramount Global, Class B	100,772	1,102,446
Sirius XM Holdings, Inc.(b)	42,202	1,125,105
Trade Desk, Inc., Class A(a)	75,282	9,049,649
		30,841,991
Metals & Mining — 1.0%
Alcoa Corp.	42,669	1,710,600
Security	Shares	Value
Metals & Mining (continued)
ATI, Inc.(a)	21,012	$ 1,107,543
Cleveland-Cliffs, Inc.(a)	78,379	1,017,359
MP Materials Corp., Class A(a)(b)	22,837	410,838
Nucor Corp.	40,829	5,791,185
Reliance, Inc.	9,725	2,784,656
Royal Gold, Inc.	11,183	1,633,389
Steel Dynamics, Inc.	25,312	3,303,216
U.S. Steel Corp.	37,943	1,474,086
		19,232,872
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AGNC Investment Corp.	118,204	1,100,479
Annaly Capital Management, Inc.	85,218	1,619,994
Rithm Capital Corp.	83,525	884,530
Starwood Property Trust, Inc.	51,786	1,022,256
		4,627,259
Multi-Utilities — 1.8%
Ameren Corp.	45,317	3,947,564
CenterPoint Energy, Inc.	107,891	3,186,021
CMS Energy Corp.	50,690	3,528,531
Consolidated Edison, Inc.	58,991	5,998,205
DTE Energy Co.	35,211	4,373,910
NiSource, Inc.	76,381	2,685,556
Public Service Enterprise Group, Inc.	84,940	7,594,485
WEC Energy Group, Inc.	53,871	5,146,297
		36,460,569
Office REITs — 0.3%
BXP, Inc.	26,744	2,154,497
Cousins Properties, Inc.	25,795	790,101
Highwoods Properties, Inc.	18,222	611,166
Kilroy Realty Corp.	20,420	821,292
Vornado Realty Trust	29,843	1,235,798
		5,612,854
Oil, Gas & Consumable Fuels — 4.4%
Antero Midstream Corp.	57,721	829,451
Antero Resources Corp.(a)	49,399	1,278,446
APA Corp.	61,623	1,454,303
Cheniere Energy, Inc.	39,117	7,486,211
Chesapeake Energy Corp.	38,744	3,282,392
Chord Energy Corp.	10,522	1,316,302
Civitas Resources, Inc.	17,291	843,628
Coterra Energy, Inc.	126,354	3,022,388
Devon Energy Corp.	107,184	4,145,877
Diamondback Energy, Inc.	32,124	5,678,559
DT Midstream, Inc.(a)	16,520	1,489,278
EQT Corp.	100,374	3,667,666
Hess Corp.	47,585	6,399,231
HF Sinclair Corp.	26,862	1,037,142
Kinder Morgan, Inc.	330,215	8,093,570
Marathon Oil Corp.	95,126	2,634,990
Matador Resources Co.	20,337	1,059,761
New Fortress Energy, Inc., Class A(b)	10,999	92,501
ONEOK, Inc.	99,394	9,629,291
Ovintiv, Inc.	44,798	1,756,082
Permian Resources Corp., Class A	106,939	1,457,578
Range Resources Corp.	40,363	1,212,101
Targa Resources Corp.	37,427	6,248,812
Texas Pacific Land Corp.	3,198	3,728,868
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Viper Energy, Inc., Class A	15,669	$ 813,221
Williams Cos., Inc.	207,305	10,856,563
		89,514,212
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	10,970	1,084,933
Passenger Airlines — 0.8%
Alaska Air Group, Inc.(a)	21,783	1,043,624
American Airlines Group, Inc.(a)	111,468	1,493,671
Delta Air Lines, Inc.	109,719	6,278,121
Southwest Airlines Co.	101,753	3,111,607
United Airlines Holdings, Inc.(a)	55,754	4,363,308
		16,290,331
Personal Care Products — 0.5%
BellRing Brands, Inc.(a)	22,191	1,460,834
Coty, Inc., Class A(a)	64,883	482,729
elf Beauty, Inc.(a)	9,155	963,564
Kenvue, Inc.	326,188	7,479,491
		10,386,618
Pharmaceuticals — 0.5%
Catalent, Inc.(a)	30,821	1,806,111
Elanco Animal Health, Inc.(a)	83,834	1,059,662
Intra-Cellular Therapies, Inc.(a)	17,528	1,485,498
Jazz Pharmaceuticals PLC(a)	10,481	1,153,224
Organon & Co.	43,810	822,752
Perrigo Co. PLC	23,527	602,997
Royalty Pharma PLC, Class A	66,648	1,799,496
Viatris, Inc.	202,129	2,344,696
		11,074,436
Professional Services — 2.9%
Amentum Holdings, Inc.(a)	21,231	631,410
Booz Allen Hamilton Holding Corp., Class A	21,807	3,961,460
Broadridge Financial Solutions, Inc.	19,944	4,205,392
CACI International, Inc., Class A(a)	3,759	2,077,073
Clarivate PLC(a)	71,512	471,979
Concentrix Corp.	7,998	339,995
Dayforce, Inc.(a)(b)	25,239	1,790,707
Dun & Bradstreet Holdings, Inc.	51,767	615,510
Equifax, Inc.	20,923	5,545,013
FTI Consulting, Inc.(a)	5,989	1,168,334
Genpact Ltd.	29,898	1,141,207
Jacobs Solutions, Inc.	21,231	2,984,654
KBR, Inc.	22,664	1,518,715
Leidos Holdings, Inc.	22,961	4,205,537
ManpowerGroup, Inc.	8,133	511,159
Parsons Corp.(a)	7,916	856,195
Paychex, Inc.	54,634	7,612,155
Paycom Software, Inc.	8,672	1,812,708
Paycor HCM, Inc.(a)	12,765	192,624
Paylocity Holding Corp.(a)	7,536	1,390,919
Robert Half, Inc.	17,403	1,185,318
Science Applications International Corp.	8,701	1,255,467
SS&C Technologies Holdings, Inc.	36,600	2,559,438
TransUnion	33,048	3,347,762
Verisk Analytics, Inc.	24,187	6,644,653
		58,025,384
Real Estate Management & Development(a) — 0.8%
CBRE Group, Inc., Class A	52,102	6,823,799
CoStar Group, Inc.	69,132	5,032,118
Howard Hughes Holdings, Inc.	5,458	415,026
Security	Shares	Value
Real Estate Management & Development (continued)
Jones Lang LaSalle, Inc.	8,047	$ 2,180,415
Seaport Entertainment Group, Inc.(b)	1,371	37,223
Zillow Group, Inc., Class A	8,217	476,997
Zillow Group, Inc., Class C	26,991	1,621,889
		16,587,467
Residential REITs — 1.5%
American Homes 4 Rent, Class A	57,497	2,026,194
AvalonBay Communities, Inc.	24,161	5,354,319
Camden Property Trust	17,621	2,040,336
Equity LifeStyle Properties, Inc.	31,381	2,200,436
Equity Residential	64,333	4,527,113
Essex Property Trust, Inc.	10,872	3,086,126
Invitation Homes, Inc.	104,226	3,273,739
Mid-America Apartment Communities, Inc.	19,777	2,993,051
Sun Communities, Inc.	21,005	2,786,943
UDR, Inc.	55,906	2,358,674
		30,646,931
Retail REITs — 1.4%
Agree Realty Corp.	16,865	1,252,226
Brixmor Property Group, Inc.	51,026	1,375,151
Federal Realty Investment Trust	14,035	1,555,639
Kimco Realty Corp.	112,186	2,661,052
NNN REIT, Inc.	30,865	1,340,776
Realty Income Corp.	146,805	8,715,813
Regency Centers Corp.	31,303	2,236,286
Simon Property Group, Inc.	55,108	9,319,865
		28,456,808
Semiconductors & Semiconductor Equipment — 2.1%
Allegro MicroSystems, Inc.(a)	20,895	435,452
Amkor Technology, Inc.	19,684	500,958
Astera Labs, Inc.(a)	3,907	274,115
Cirrus Logic, Inc.(a)(b)	9,156	1,005,512
Enphase Energy, Inc.(a)	22,440	1,863,418
Entegris, Inc.	25,644	2,685,183
First Solar, Inc.(a)	18,159	3,531,562
GLOBALFOUNDRIES, Inc.(a)(b)	16,739	610,973
Lattice Semiconductor Corp.(a)	23,137	1,172,120
MACOM Technology Solutions Holdings, Inc., Class H(a)	9,623	1,081,625
Microchip Technology, Inc.	90,321	6,626,852
MKS Instruments, Inc.	11,385	1,130,872
Monolithic Power Systems, Inc.	7,999	6,073,641
ON Semiconductor Corp.(a)	73,122	5,154,370
Onto Innovation, Inc.(a)	8,340	1,654,072
Qorvo, Inc.(a)	16,101	1,147,357
Skyworks Solutions, Inc.	27,355	2,395,751
Teradyne, Inc.	26,065	2,768,364
Universal Display Corp.	7,944	1,432,462
Wolfspeed, Inc.(a)(b)	22,234	295,935
		41,840,594
Software — 5.0%
ANSYS, Inc.(a)	14,859	4,760,972
Appfolio, Inc., Class A(a)	3,777	785,125
AppLovin Corp., Class A(a)	44,672	7,566,990
Aspen Technology, Inc.(a)	4,649	1,091,260
Bentley Systems, Inc., Class B	23,864	1,151,677
Bill Holdings, Inc.(a)	17,440	1,017,798
CCC Intelligent Solutions Holdings, Inc.(a)(b)	73,701	767,227
Confluent, Inc., Class A(a)	41,165	1,077,288
Datadog, Inc., Class A(a)	50,915	6,386,778

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
DocuSign, Inc.(a)	34,600	$ 2,400,548
Dolby Laboratories, Inc., Class A	10,128	738,331
DoubleVerify Holdings, Inc.(a)	25,748	439,003
Dropbox, Inc., Class A(a)	40,985	1,059,462
Dynatrace, Inc.(a)	50,166	2,698,931
Elastic NV(a)(b)	13,820	1,108,779
Fair Isaac Corp.(a)	4,037	8,046,185
Five9, Inc.(a)	12,320	363,810
Gen Digital, Inc.	92,487	2,692,297
Gitlab, Inc., Class A(a)	20,177	1,084,514
Guidewire Software, Inc.(a)	13,938	2,596,092
HashiCorp, Inc., Class A(a)	23,997	812,538
HubSpot, Inc.(a)	8,323	4,617,517
Informatica, Inc., Class A(a)(b)	10,717	292,574
Manhattan Associates, Inc.(a)	10,431	2,747,108
MicroStrategy, Inc., Class A(a)	26,673	6,521,549
nCino, Inc.(a)(b)	14,182	528,989
Nutanix, Inc., Class A(a)	41,357	2,568,270
Palantir Technologies, Inc., Class A(a)	342,172	14,220,668
Pegasystems, Inc.	7,683	610,338
Procore Technologies, Inc.(a)	18,173	1,193,057
PTC, Inc.(a)(b)	20,162	3,736,623
RingCentral, Inc., Class A(a)	14,542	523,657
SentinelOne, Inc., Class A(a)(b)	46,753	1,205,760
Smartsheet, Inc., Class A(a)	21,808	1,230,407
Teradata Corp.(a)	16,966	546,814
Tyler Technologies, Inc.(a)	7,220	4,372,360
UiPath, Inc., Class A(a)	75,533	933,588
Unity Software, Inc.(a)(b)	50,651	1,017,072
Zoom Video Communications, Inc., Class A(a)	44,863	3,353,061
Zscaler, Inc.(a)	15,592	2,818,878
		101,683,895
Specialized REITs — 2.5%
Crown Castle, Inc.	74,051	7,959,742
CubeSmart	38,102	1,822,800
Digital Realty Trust, Inc.	55,009	9,804,254
EPR Properties	12,864	583,640
Extra Space Storage, Inc.	35,512	5,799,109
Gaming & Leisure Properties, Inc.	44,357	2,226,278
Iron Mountain, Inc.	49,589	6,135,647
Lamar Advertising Co., Class A	14,829	1,957,428
National Storage Affiliates Trust	11,691	492,775
Rayonier, Inc.	25,386	792,805
SBA Communications Corp.	18,277	4,194,023
VICI Properties, Inc.	177,567	5,639,528
Weyerhaeuser Co.	124,155	3,868,670
		51,276,699
Specialty Retail — 2.3%
Advance Auto Parts, Inc.	10,324	368,463
AutoNation, Inc.(a)	4,381	681,114
Bath & Body Works, Inc.	38,223	1,084,769
Best Buy Co., Inc.	36,711	3,319,776
Burlington Stores, Inc.(a)(b)	10,799	2,675,668
CarMax, Inc.(a)	26,772	1,937,757
Carvana Co., Class A(a)	17,958	4,441,193
Dick’s Sporting Goods, Inc.	9,524	1,864,323
Five Below, Inc.(a)(b)	9,257	877,471
Security	Shares	Value
Specialty Retail (continued)
Floor & Decor Holdings, Inc., Class A(a)(b)	17,877	$ 1,842,225
GameStop Corp., Class A(a)(b)	63,732	1,413,576
Gap, Inc.	35,007	727,095
Lithia Motors, Inc., Class A	4,614	1,533,555
Murphy USA, Inc.	3,154	1,540,571
Penske Automotive Group, Inc.	3,216	484,233
RH(a)	2,533	805,621
Ross Stores, Inc.	56,040	7,829,909
Tractor Supply Co.	18,372	4,877,950
Ulta Beauty, Inc.(a)	8,149	3,006,818
Valvoline, Inc.(a)(b)	22,453	904,407
Wayfair, Inc., Class A(a)(b)	15,695	672,217
Williams-Sonoma, Inc.	21,674	2,907,134
		45,795,845
Technology Hardware, Storage & Peripherals — 1.1%
Hewlett Packard Enterprise Co.	221,001	4,307,309
HP, Inc.	166,589	5,917,241
NetApp, Inc.	35,092	4,046,459
Pure Storage, Inc., Class A(a)	52,223	2,613,761
Super Micro Computer, Inc.(a)(b)	84,390	2,456,593
Western Digital Corp.(a)	55,571	3,629,342
		22,970,705
Textiles, Apparel & Luxury Goods — 0.7%
Amer Sports, Inc.(a)(b)	9,899	176,697
Birkenstock Holding PLC(a)	6,700	308,200
Capri Holdings Ltd.(a)	19,320	381,377
Carter’s, Inc.	6,166	337,280
Columbia Sportswear Co.	5,711	459,564
Crocs, Inc.(a)	10,127	1,091,893
Deckers Outdoor Corp.(a)	25,807	4,152,088
PVH Corp.	9,435	928,970
Ralph Lauren Corp., Class A	6,552	1,296,838
Skechers USA, Inc., Class A(a)	22,416	1,377,688
Tapestry, Inc.	38,996	1,850,360
Under Armour, Inc., Class A(a)	32,202	275,327
Under Armour, Inc., Class C(a)(b)	34,442	272,092
VF Corp.	60,238	1,247,529
		14,155,903
Trading Companies & Distributors — 2.0%
Air Lease Corp., Class A	18,169	805,795
Core & Main, Inc., Class A(a)	32,639	1,445,255
Fastenal Co.	97,501	7,622,628
Ferguson Enterprises, Inc.	34,458	6,779,267
MSC Industrial Direct Co., Inc., Class A	7,875	622,676
SiteOne Landscape Supply, Inc.(a)	7,650	1,069,011
United Rentals, Inc.	11,317	9,198,458
Watsco, Inc.	5,889	2,785,556
WESCO International, Inc.	7,422	1,424,801
WW Grainger, Inc.	7,392	8,199,428
		39,952,875
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Water Utilities — 0.3%
American Water Works Co., Inc.	33,220	$ 4,588,014
Essential Utilities, Inc.	42,880	1,655,168
		6,243,182
Total Common Stocks — 98.7% (Cost: $1,290,267,892)		1,987,471,371
Investment Companies
Financial Services — 1.0%
iShares Russell Mid-Cap ETF(d)	219,247	19,227,962
Total Investment Companies — 1.0% (Cost: $18,801,342)		19,227,962
Total Long-Term Investments — 99.7% (Cost: $1,309,069,234)		2,006,699,333
Short-Term Securities
Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(d)(e)(f)	33,208,083	33,231,329
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(d)(e)	6,177,481	6,177,481
Total Short-Term Securities — 1.9% (Cost: $39,396,275)		39,408,810
Total Investments — 101.6% (Cost: $1,348,465,509)		2,046,108,143
Liabilities in Excess of Other Assets — (1.6)%		(32,704,210)
Net Assets — 100.0%		$ 2,013,403,933

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 65,466,112	$ —	$ (32,250,582)(a)	$ 7,391	$ 8,408	$ 33,231,329	33,208,083	$ 100,956 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	6,620,555	—	(443,074)(a)	—	—	6,177,481	6,177,481	96,504	—
iShares Russell Mid-Cap ETF	17,697,759	26,125,182	(24,746,869)	366,495	(214,605)	19,227,962	219,247	60,627	—
				$ 373,886	$ (206,197)	$ 58,636,772		$ 258,087	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Russell Mid-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	3	12/20/24	$ 861	$ 7,170
S&P Mid 400 E-Mini Index	14	12/20/24	4,359	64,306
				$ 71,476
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,987,471,371	$ —	$ —	$ 1,987,471,371
Investment Companies	19,227,962	—	—	19,227,962
Short-Term Securities
Money Market Funds	39,408,810	—	—	39,408,810
	$2,046,108,143	$—	$—	$2,046,108,143
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 71,476	$ —	$ —	$ 71,476

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
Schedule of Investments